Securities (Details Narrative) - EUR (€) € in Thousands			12 Months Ended
	Aug. 03, 2017	Aug. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Nominal value of debt			€ 1,500	€ 1,200
Repayment of debt	€ 200	€ 400	5,226
Warrant Bond I 2009/2017 [Member]
Statement Line Items [Line Items]
Nominal value of debt			1,500	1,500
Repayment of debt			0
Warrant Bond [Member]
Statement Line Items [Line Items]
Nominal value of debt			€ 267	€ 100